S000037763 [Member] Annual Fund Operating Expenses - William Blair International Leaders Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	0.12%	[1]
Net Expenses (as a percentage of Assets)	1.15%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	0.13%	[1]
Net Expenses (as a percentage of Assets)	0.90%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	0.06%	[1]
Net Expenses (as a percentage of Assets)	0.85%

[1]
William Blair Investment Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2027. The Adviser may not terminate this arrangement prior to April 30, 2027 without the approval of the Fund’s Board of Trustees.